Long-Term Debt - Schedule of outstanding obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Nominal value	$ 6,298,821	$ 6,012,811
Carrying amount	$ 4,856,323	$ 4,007,580	$ 3,752,113
Short-term Borrowings [member]
Disclosure of financial liabilities [line items]
Due through	2020	2019
Weighted average interest rate	6.43%	5.81%
Nominal value	$ 128,671	$ 130,858
Carrying amount	$ 118,137	$ 119,866
Long-term Debt [member]
Disclosure of financial liabilities [line items]
Due through	2029	2029
Weighted average interest rate	4.68%	4.76%
Nominal value	$ 4,185,526	$ 5,249,987
Carrying amount	3,008,412	3,300,422
Bonds [member]
Disclosure of financial liabilities [line items]
Carrying amount	$ 531,244	$ 587,292
Aircraft rentals [member]
Disclosure of financial liabilities [line items]
Due through	2031
Weighted average interest rate	4.92%
Nominal value	$ 1,347,219
Carrying amount	$ 1,128,525
Other rentals [member]
Disclosure of financial liabilities [line items]
Due through	2037
Weighted average interest rate	7.37%
Nominal value	$ 87,405
Carrying amount	$ 70,005
Bonds-Colombia [member] | Bonds [member]
Disclosure of financial liabilities [line items]
Due through		2019
Weighted average interest rate		9.87%
Nominal value		$ 81,966
Carrying amount		$ 28,147
Bonds-Luxembourg [member] | Bonds [member]
Disclosure of financial liabilities [line items]
Due through	2023	2020
Weighted average interest rate	9.93%	7.95%
Nominal value	$ 550,000	$ 550,000
Carrying amount	$ 531,244	$ 559,145